Note Employee benefits (Postretirement health care benefit plan liabilities) (Detail) - Postretirement Health Care Benefit Plan - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ 6,202	$ 6,328
Non current liabilities	$ 164,518	$ 156,037